SHARE-BASED PAYMENTS - Narrative (Details) - shares	Feb. 10, 2026	Jan. 27, 2026
Umbrella incentive plan, subject to market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number issued (in shares)		439,980
Umbrella incentive plan, immediate vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number issued (in shares)	20,000